Accounts Receivables, Other Receivables and Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other current assets [Abstract]
Accounts receivable	$ 149,979	$ 144,222
Finance receivables	496	0
Less allowance for doubtful debts	(5,706)	(6,590)	$ (6,062)
Net accounts receivable	144,769	137,632
Go livestock receivables	26,687	23,728
Current trade receivables	171,456	161,360
Other receivables and prepayments	24,831	21,339
Trade and other current receivables	$ 196,287	$ 182,699